Income Taxes - Reconciliation of Net Tax Provision to Income (Loss) Before Income Tax (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Income taxes [Abstract]
Income (loss) before tax	$ (1,720,120)	$ (699,798)
Combined federal and provincial rate	27.00%	27.00%
Expected tax recovery	$ (464,432)	$ (188,945)
Change in estimates from prior year	401	1,054
Foreign exchange	1,381	1,464
Non-deductible expenses	9,033	6,629
Non-deductible (non-taxable) portion of capital items	(19,518)	2,678
Non-deductible loss on conversion of debt	0	0
Goodwill and other impairment items	246,177	326
Tax impact on divestitures	0	6,295
Difference in statutory tax rate	24,346	14,755
Effect of change in tax rates	(385)	55
Changes in deferred tax benefits not recognized	200,856	149,368
Income tax recovery	$ (2,141)	$ (6,321)